Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.02	$ 0.02
Common shares authorized (in Shares)	50,000,000	50,000,000
Common shares issued (in Shares)	10,323,268	10,323,268
Common shares outstanding (in Shares)	10,323,268	10,323,268